Note 8 - Leases (Details Textual) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended
	Sep. 15, 2009 sqft	Oct. 31, 2014 sqft	Oct. 31, 2013	Oct. 31, 2012	Aug. 31, 2008 sqft
Leases, Operating [Abstract]
Area of Office Space	21,000	34,000
Additional Area of Office Space		13,000
Operating Leases, Rent Expense, Net		$ 425,084	$ 385,649	$ 439,675
Lease Expiration Date		Nov. 30, 2016
Centric Solutions Limited Liability Company [Member]
Leases, Operating [Abstract]
Area of Office Space					23,000
Lease Term					7 years